Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 CNY (¥) ¥ / shares shares	Jun. 30, 2015 CNY (¥) ¥ / shares shares	Jun. 30, 2014 CNY (¥) ¥ / shares shares
Revenues:
Online recruitment services		$ 196,760	¥ 1,307,646	¥ 1,069,351	¥ 882,474
Other services revenues		35,398	235,250	220,573	197,282
Total revenues		232,158	1,542,896	1,289,924	1,079,756
Less: Business tax and surcharges		(3,041)	(20,207)	(18,649)	(22,023)
Net revenues		229,117	1,522,689	1,271,275	1,057,733
Cost of services	[1]	(20,618)	(137,023)	(115,918)	(95,353)
Gross profit		208,499	1,385,666	1,155,357	962,380
Operating expenses:
Sales and marketing expenses	[1]	(117,032)	(777,783)	(615,225)	(506,224)
General and administrative expenses	[1]	(45,223)	(300,546)	(254,011)	(229,230)
Total operating expenses		(162,255)	(1,078,329)	(869,236)	(735,454)
Income from operations		46,244	307,337	286,121	226,926
Other income/(expenses):
Foreign currency exchange gain		12	80	1,107	618
Investment and interest income, net		4,357	28,959	20,091	7,328
Other income/(expenses), net		889	5,908	(888)	1,709
Income before income tax expenses		51,502	342,284	306,431	236,581
Income tax expenses		(8,757)	(58,196)	(53,809)	(49,928)
Net income		42,745	284,088	252,622	186,653
Net income attributable to non-controlling interest shareholders		(40)	(266)	(1,404)	(763)
Net Income attributable to Zhaopin Limited's shareholders		42,705	283,822	251,218	185,890
Less: Income allocated to participating preferred shareholders		0	0	0	(708)
Net income attributable to ordinary shareholders		$ 42,705	¥ 283,822	¥ 251,218	¥ 185,182
Weighted average number of shares used in computing net income per share:
Basic		109,481,823	109,481,823	103,940,977	83,891,097
Diluted		114,266,812	114,266,812	112,486,432	94,425,823
Comprehensive income:
Net income		$ 42,745	¥ 284,088	¥ 252,622	¥ 186,653
Foreign currency translation adjustment, net of tax		2,970	19,736	(1,487)	992
Total comprehensive income		45,715	303,824	251,135	187,645
Comprehensive income attributable to the non-controlling interest shareholders		(40)	(266)	(1,404)	(763)
Comprehensive income attributable to Zhaopin Limited's shareholders		$ 45,675	¥ 303,558	¥ 249,731	¥ 186,882
Ordinary Shares [Member]
Net income per share:
Basic | (per share)		$ 0.39	¥ 2.59	¥ 2.42	¥ 2.21
Diluted | (per share)		0.37	2.48	2.23	1.97
ADS [Member]
Net income per share:
Basic | (per share)	[2]	0.78	5.18	4.84	4.42
Diluted | (per share)	[2]	$ 0.74	¥ 4.96	¥ 4.46	¥ 3.94

[1]	Share-based compensation expenses were allocated to cost of services and operating expenses as follows: Cost of services 102 35 2 - Sales and marketing expenses 678 235 11 2 General and administrative expenses 29,463 23,177 4,152 625
[2]	Each American depositary shares ("ADSs") represents two ordinary shares